INCOME TAXES - Recognized of tax losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Amount of losses	$ 274.9	$ 148.5
Amount of deferred tax assets relating to losses	32.8	21.8
Unused tax losses carried forward, for which no deferred tax assets were recognized	274.9	148.5
Other temporary differences, for which no deferred tax assets were recognized	797.1	767.4
Unrecognized net deferred tax assets	227.0	196.3
Canada
Significant Accounting Policies
Amount of losses	23.0	40.1
Amount of deferred tax assets relating to losses	6.0	10.7
Unused tax losses carried forward, for which no deferred tax assets were recognized	23.0	40.1
France
Significant Accounting Policies
Amount of losses	59.8	47.4
Amount of deferred tax assets relating to losses	15.0	11.8
Unused tax losses carried forward, for which no deferred tax assets were recognized	59.8	47.4
USA
Significant Accounting Policies
Amount of losses	36.9	0.0
Amount of deferred tax assets relating to losses	7.9	1.0
Unused tax losses carried forward, for which no deferred tax assets were recognized	36.9	0.0
Austria
Significant Accounting Policies
Amount of losses	9.3	0.0
Amount of deferred tax assets relating to losses	2.1	0.0
Unused tax losses carried forward, for which no deferred tax assets were recognized	9.3	0.0
Other
Significant Accounting Policies
Amount of losses	0.0	0.0
Amount of deferred tax assets relating to losses	1.8	(1.7)
Unused tax losses carried forward, for which no deferred tax assets were recognized	$ 0.0	$ 0.0